Convertible Notes - Additional Information (Detail) - USD ($)		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 29, 2014	Sep. 30, 2016	Sep. 30, 2015	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Debt Instrument [Line Items]
Proceeds from issuance of common stock		$ 11,339,000	$ 21,648,000		$ 21,648,000
Debt fair value increase, increase in additional paid in capital						$ 92,000
2012 Convertible Financing [Member]
Debt Instrument [Line Items]
Convertible notes, aggregate principal amount							$ 10,763,000
Stock issued by conversion of note							1,345,312
Warrants exercisable							672,642
Warrants exercise price							$ 8.00
2012 Convertible Financing [Member] | Brokers.
Debt Instrument [Line Items]
Warrants exercisable							144,761
Warrants expiration year							2018
Share price							$ 8.00
Warrants exercisable period							5 years
2013 Convertible Financing [Member]
Debt Instrument [Line Items]
Convertible notes, aggregate principal amount				$ 6,883,000
Stock issued by conversion of note						827,163
Warrants exercisable				191,178
Share price				$ 9.00
Notes issued						$ 2,975,000
Accrued interest rate						8.00%
Proceeds from issuance of common stock	$ 5,000,000			$ 15,000,000
Debt conversion price				$ 9.00		$ 8.00
Additional discount					92,000
Debt fair value increase, increase in additional paid in capital					$ 92,000
Debt convertible maximum period				10 days
Warrants to purchase common stock						82,636
Discount to principal borrowings						$ 257,000
Interest Expense						$ 1,371,000
2013 Convertible Financing [Member] | Brokers.
Debt Instrument [Line Items]
Warrants exercisable						61,515
Share price						$ 9.00
Warrants exercisable period						5 years
Warrants to purchase common stock						22,888
Deferred financing costs						$ 270,000
Deferred financing costs, cash broker commissions						192,000
Deferred financing costs, related to fair value of warrants to purchase						$ 77,000
2013 Convertible Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of note carrying value					10.00%